SCHEDULE OF ACTIVITY OF THE DERIVATIVE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance	$ 2,458,435	$ 1,296,937	$ 1,004,837
Derivative loss due to mark to market adjustment	34,552	1,161,498	292,100
Balance	$ 2,492,987	$ 2,458,435	$ 1,296,937